UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08283

Morgan Stanley Multi-Asset Class Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	June 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi-Asset Class Fund
Portfolio of Investments June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (85.5%)
	Investment Trusts/Mutual Funds
477,926	Morgan Stanley Financial Services Trust	$2,838,883
60,332	Morgan Stanley Focus Growth Fund (a)	1,955,957
226,298	Morgan Stanley Health Sciences Trust (a)	3,297,155
213,438	Morgan Stanley Japan Fund (a)	1,933,752
286,463	Morgan Stanley Limited Duration Fund	2,288,839
40,373	Morgan Stanley Mid Cap Growth Fund	1,243,084
55,561	Morgan Stanley Natural Resource Development Securities Inc.	1,665,163
143,354	Morgan Stanley Real Estate Fund	1,165,471
61,565	Morgan Stanley Special Value Fund (a)	807,118
151,334	Morgan Stanley U. S. Government Securities Trust	1,295,422

	Total Common Stocks (Cost $21,639,623)	18,490,844

NUMBER OF
SHARES (000)
	Short-Term Investment (b) (5.5%)
	Investment Company
3,209	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $3,208,741)		3,208,741

	Total Investments (Cost $24,848,364) (c)	105.5%	21,699,585
	Liabilities in Excess of Other Assets	(5.5)	(1,135,817)
	Net Assets	100.0%	$20,563,768

(a)	Non-income producing security.
(b)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class,
an open-end management investment company managed by the Investment Adviser.
Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional
Liquidity Money Market Portfolio - Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008